CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 23,805	$ 1,511,057	$ 171,256
Receivable due from credit card clearing house	69,550	123,134
Prepaid expenses	11,239	119,354
Deferred financing fee	427,073
Total current assets	531,667	1,753,545	171,256
Property and equipment, at cost	256,199	168,546	70,590
Less: accumulated depreciation and amortization	(83,967)	(38,587)	(12,859)
Property and equipment, net	172,232	129,959	57,731
Non-current assets
Intangible assets, net			11,600
Security deposits and other	24,779	30,787	19,600
Total non-current assets		30,787	31,200
Total assets	728,678	1,914,291	260,187
Current liabilities:
14% convertible debenture		250,000
Accounts payable	257,300	550,216	67,584
Accrued expenses	632,261	342,159	21,591
Unearned revenue	148,220	125,603	94,616
Warrant liability	6,143,013
Total current liabilities	7,180,794	1,267,978	183,791
Non-current liabilities:
Convertible debentures	257,690	304,193
Commitments and contingencies
Stockholders' (deficit) equity:
Preferred stock
Common stock
Additional paid-in capital	8,997,518	6,407,128	2,085,500
Accumulated deficit	(15,707,324)	(6,065,008)	(2,009,104)
Total stockholders' (deficit) equity	(6,709,806)	342,120	76,396
Total liabilities and stockholders' (deficit) equity	728,678	1,914,291	260,187
Series A preferred stock
Stockholders' (deficit) equity:
Preferred stock